High Income Opportunities Portfolio
January 31, 2024
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 1.6%
Security	Principal Amount (000's omitted)	Value
ARES LVIII CLO Ltd., Series 2020-58A, Class ER, 12.014%, (3 mo. SOFR + 6.70%), 1/15/35(1)(2)	$2,000	$ 1,958,130
Atlas Senior Loan Fund XX Ltd., Series 2022-20A, Class B1, 8.46%, (3 mo. SOFR + 3.15%), 10/19/35(1)(2)	2,500	2,519,907
Benefit Street Partners CLO XVII Ltd., Series 2019-17A, Class ER, 11.926%, (3 mo. SOFR + 6.612%), 7/15/32(1)(2)	1,000	986,108
Benefit Street Partners CLO XXV Ltd., Series 2021-25A, Class E, 12.426%, (3 mo. SOFR + 7.112%), 1/15/35(1)(2)	2,000	2,008,844
Canyon Capital CLO Ltd., Series 2022-1A, Class E, 11.717%, (3 mo. SOFR + 6.40%), 4/15/35(1)(2)	2,000	1,897,606
Carlyle U.S. CLO Ltd., Series 2019-4A, Class DR, 11.914%, (3 mo. SOFR + 6.60%), 4/15/35(1)(2)	2,000	1,941,672
Golub Capital Partners CLO 50B-R Ltd., Series 2020-50A, Class ER, 12.418%, (3 mo. SOFR + 7.10%), 4/20/35(1)(2)	2,000	2,009,830
Madison Park Funding LIX Ltd., Series 2021-59A, Class E, 12.16%, (3 mo. SOFR + 6.862%), 1/18/34(1)(2)	2,000	2,009,778
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class ER, 11.726%, (3 mo. SOFR + 6.412%), 7/15/33(1)(2)	1,000	1,002,571
Wellfleet CLO Ltd.:
Series 2021-2A, Class E, 12.536%, (3 mo. SOFR + 7.222%), 7/15/34(1)(2)	2,000	1,819,718
Series 2021-3A, Class E, 12.676%, (3 mo. SOFR + 7.362%), 1/15/35(1)(2)	2,000	1,860,468
Total Asset-Backed Securities (identified cost $20,417,026)		$ 20,014,632

Common Stocks — 0.7%
Security	Shares	Value
Diversified Media — 0.1%
National CineMedia, Inc.(3)	151,041	$ 617,758
		$ 617,758
Energy — 0.1%
Ascent CNR Corp., Class A(4)(5)	6,273,462	$ 1,380,162
		$ 1,380,162
Entertainment & Film — 0.2%
SeaWorld Entertainment, Inc.(3)	50,000	$ 2,470,000
		$ 2,470,000
Security	Shares	Value
Environmental — 0.3%
GFL Environmental, Inc.	105,500	$ 3,583,835
		$ 3,583,835
Gaming — 0.0%
New Cotai Participation Corp., Class B(3)(4)(5)	7	$ 0
		$ 0
Leisure — 0.0%
iFIT Health and Fitness, Inc.(3)(4)(5)	514,080	$ 0
		$ 0
Total Common Stocks (identified cost $7,401,029)		$ 8,051,755

Convertible Bonds — 0.7%
Security	Principal Amount (000's omitted)	Value
Containers — 0.3%
CryoPort, Inc., 0.75%, 12/1/26(1)	$4,643	$ 3,813,296
		$ 3,813,296
Leisure — 0.2%
Peloton Interactive, Inc., 0.00%, 2/15/26	$2,611	$ 2,088,687
		$ 2,088,687
Utility — 0.2%
NextEra Energy Partners LP, 2.50%, 6/15/26(1)	$3,386	$ 3,055,865
		$ 3,055,865
Total Convertible Bonds (identified cost $9,362,807)		$ 8,957,848

Corporate Bonds — 86.2%
Security	Principal Amount* (000's omitted)	Value
Aerospace — 2.8%
Bombardier, Inc.:
7.125%, 6/15/26(1)	2,033	$ 2,051,740
7.875%, 4/15/27(1)	1,357	1,356,410
8.75%, 11/15/30(1)	2,575	2,705,573
BWX Technologies, Inc.:
4.125%, 6/30/28(1)	1,501	1,410,595

High Income Opportunities Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Aerospace (continued)
BWX Technologies, Inc.: (continued)
4.125%, 4/15/29(1)		1,266	$ 1,174,063
Moog, Inc., 4.25%, 12/15/27(1)		2,796	2,620,551
Rolls-Royce PLC, 5.75%, 10/15/27(1)		5,391	5,398,996
Science Applications International Corp., 4.875%, 4/1/28(1)		4,042	3,818,801
Spirit AeroSystems, Inc.:
4.60%, 6/15/28		1,081	925,828
9.375%, 11/30/29(1)		403	437,145
TransDigm, Inc.:
4.625%, 1/15/29		1,677	1,569,898
5.50%, 11/15/27		4,164	4,054,731
6.25%, 3/15/26(1)		4,436	4,409,423
6.75%, 8/15/28(1)		3,504	3,565,716
			$ 35,499,470
Air Transportation — 0.8%
American Airlines, Inc., 7.25%, 2/15/28(1)		908	$ 921,048
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)		2,085	2,063,902
United Airlines, Inc.:
4.375%, 4/15/26(1)		1,156	1,116,182
4.625%, 4/15/29(1)		1,799	1,665,618
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 6.375%, 2/1/30(1)		5,300	3,842,129
			$ 9,608,879
Automotive & Auto Parts — 3.1%
Dana Financing Luxembourg SARL, 8.50%, 7/15/31(6)	EUR	2,500	$ 2,959,481
Ford Motor Co.:
3.25%, 2/12/32		6,249	5,176,272
4.75%, 1/15/43		2,651	2,187,082
6.10%, 8/19/32		2,830	2,837,142
7.45%, 7/16/31		794	862,958
9.625%, 4/22/30		350	410,724
Ford Motor Credit Co. LLC:
2.90%, 2/16/28		568	511,385
3.625%, 6/17/31		2,065	1,777,850
3.815%, 11/2/27		4,294	4,033,430
4.00%, 11/13/30		1,461	1,304,063
4.125%, 8/17/27		6,184	5,877,226
4.271%, 1/9/27		752	724,194
5.584%, 3/18/24		403	402,873
Goodyear Tire & Rubber Co., 5.00%, 7/15/29		3,271	3,072,807
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(1)		3,629	3,151,460
Security	Principal Amount* (000's omitted)		Value
Automotive & Auto Parts (continued)
Wand NewCo 3, Inc., 7.625%, 1/30/32(1)		2,815	$ 2,909,105
Wheel Pros, Inc., 6.50%, 5/15/29(1)		2,705	686,394
			$ 38,884,446
Banking & Thrifts — 0.2%
JPMorgan Chase & Co., Series HH, 4.60% to 2/1/25(7)(8)		2,385	$ 2,329,500
			$ 2,329,500
Broadcasting — 0.7%
Audacy Capital Corp., 6.75%, 3/31/29(1)(9)		2,316	$ 102,773
Playtika Holding Corp., 4.25%, 3/15/29(1)		3,549	3,050,525
Townsquare Media, Inc., 6.875%, 2/1/26(1)		2,038	1,996,353
Univision Communications, Inc.:
4.50%, 5/1/29(1)		1,183	1,052,103
7.375%, 6/30/30(1)		1,089	1,068,703
8.00%, 8/15/28(1)		1,066	1,085,433
			$ 8,355,890
Building Materials — 2.7%
AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28(1)		3,920	$ 4,030,387
Builders FirstSource, Inc.:
4.25%, 2/1/32(1)		4,805	4,301,961
5.00%, 3/1/30(1)		2,685	2,579,839
CP Atlas Buyer, Inc., 7.00%, 12/1/28(1)		2,505	2,235,036
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 2/1/30(1)		1,774	1,616,354
PGT Innovations, Inc., 4.375%, 10/1/29(1)		3,160	3,186,744
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(1)		6,410	6,271,734
Standard Industries, Inc.:
2.25%, 11/21/26(6)	EUR	2,443	2,487,484
3.375%, 1/15/31(1)		863	734,620
4.375%, 7/15/30(1)		2,932	2,667,086
5.00%, 2/15/27(1)		690	670,887
Summit Materials LLC/Summit Materials Finance Corp., 7.25%, 1/15/31(1)		2,982	3,100,883
			$ 33,883,015
Cable & Satellite TV — 2.0%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/31(1)		500	$ 423,103
4.50%, 8/15/30(1)		7,232	6,294,372
4.50%, 5/1/32		2,500	2,087,224
4.75%, 3/1/30(1)		4,255	3,784,066

High Income Opportunities Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Cable & Satellite TV (continued)
CCO Holdings LLC/CCO Holdings Capital Corp.: (continued)
4.75%, 2/1/32(1)		1,825	$ 1,566,936
5.00%, 2/1/28(1)		1,895	1,782,266
5.375%, 6/1/29(1)		868	807,730
6.375%, 9/1/29(1)		3,715	3,619,829
CSC Holdings LLC, 11.75%, 1/31/29(1)		2,524	2,565,281
DISH Network Corp., 11.75%, 11/15/27(1)		2,454	2,563,181
			$ 25,493,988
Capital Goods — 2.0%
Calderys Financing LLC, 11.25%, 6/1/28(1)		5,117	$ 5,445,374
Chart Industries, Inc., 9.50%, 1/1/31(1)		4,318	4,609,087
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/29(1)		3,505	3,185,935
Emerald Debt Merger Sub LLC, 6.625%, 12/15/30(1)		2,826	2,857,990
Madison IAQ LLC, 5.875%, 6/30/29(1)		6,151	5,471,098
Patrick Industries, Inc.:
4.75%, 5/1/29(1)		3,392	3,128,628
7.50%, 10/15/27(1)		415	417,432
			$ 25,115,544
Chemicals — 3.1%
ASP Unifrax Holdings, Inc., 5.25%, 9/30/28(1)		2,220	$ 1,477,010
Avient Corp., 7.125%, 8/1/30(1)		3,831	3,933,088
Compass Minerals International, Inc., 6.75%, 12/1/27(1)		5,098	5,033,357
Herens Holdco SARL, 4.75%, 5/15/28(1)		2,171	1,831,158
Herens Midco SARL, 5.25%, 5/15/29(6)	EUR	3,000	2,283,282
NOVA Chemicals Corp.:
4.25%, 5/15/29(1)		2,428	2,047,018
4.875%, 6/1/24(1)		2,442	2,432,315
Nufarm Australia Ltd./Nufarm Americas, Inc., 5.00%, 1/27/30(1)		3,643	3,336,806
Olympus Water U.S. Holding Corp., 9.75%, 11/15/28(1)		5,764	6,105,370
SNF Group SACA:
2.625%, 2/1/29(6)	EUR	2,960	2,963,196
2.625%, 2/1/29(1)	EUR	250	250,270
Valvoline, Inc., 3.625%, 6/15/31(1)		3,557	3,045,023
WR Grace Holdings LLC:
4.875%, 6/15/27(1)		1,829	1,751,226
7.375%, 3/1/31(1)		2,211	2,254,590
			$ 38,743,709
Security	Principal Amount* (000's omitted)		Value
Consumer Products — 1.5%
Acushnet Co., 7.375%, 10/15/28(1)		2,388	$ 2,485,788
CD&R Smokey Buyer, Inc., 6.75%, 7/15/25(1)		1,160	1,137,989
Edgewell Personal Care Co., 4.125%, 4/1/29(1)		2,936	2,649,006
Energizer Gamma Acquisition BV, 3.50%, 6/30/29(6)	EUR	2,600	2,499,822
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., 7.00%, 12/31/27(1)		3,296	3,220,637
Spectrum Brands, Inc., 3.875%, 3/15/31(1)		2,321	2,152,182
Tempur Sealy International, Inc., 3.875%, 10/15/31(1)		5,315	4,489,743
			$ 18,635,167
Containers — 2.0%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.00%, 9/1/29(6)	EUR	1,150	$ 976,680
Ball Corp.:
3.125%, 9/15/31		3,800	3,221,640
6.875%, 3/15/28		1,239	1,280,549
Berry Global, Inc., 5.625%, 7/15/27(1)		2,026	2,010,557
Canpack SA/Canpack U.S. LLC, 3.875%, 11/15/29(1)		3,826	3,375,947
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/26		2,415	2,329,956
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/1/26		2,500	2,450,031
Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31(1)		4,733	4,762,912
Trivium Packaging Finance BV:
5.50%, 8/15/26(1)		2,613	2,553,583
8.50%, 8/15/27(1)		1,500	1,465,287
			$ 24,427,142
Diversified Financial Services — 3.1%
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/27(1)		2,152	$ 2,235,826
Ally Financial, Inc., Series B, 4.70% to 5/15/26(7)(8)		3,182	2,588,834
Cargo Aircraft Management, Inc., 4.75%, 2/1/28(1)		3,714	3,393,519
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29(1)		3,332	3,176,212
Fiesta Purchaser, Inc., 7.875%, 3/1/31(1)(10)		705	705,000
GTCR W-2 Merger Sub LLC, 7.50%, 1/15/31(1)		2,784	2,894,079
Husky Injection Molding Systems Ltd./Titan Co.-Borrower LLC, 9.00%, 2/15/29(1)(10)		1,290	1,290,000
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/29(1)		3,591	3,286,405
Jefferson Capital Holdings LLC, 6.00%, 8/15/26(1)		3,288	3,166,259
Macquarie Airfinance Holdings Ltd., 8.125%, 3/30/29(1)		2,503	2,599,303
MSCI, Inc.:
3.625%, 9/1/30(1)		867	779,290

High Income Opportunities Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Diversified Financial Services (continued)
MSCI, Inc.: (continued)
3.875%, 2/15/31(1)	2,176	$ 1,966,487
Oxford Finance LLC/Oxford Finance Co.-Issuer II, Inc., 6.375%, 2/1/27(1)	2,355	2,236,555
PRA Group, Inc., 7.375%, 9/1/25(1)	1,906	1,919,552
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.:
2.875%, 10/15/26(1)	2,036	1,869,924
3.625%, 3/1/29(1)	5,288	4,705,142
4.00%, 10/15/33(1)	425	361,178
		$ 39,173,565
Diversified Media — 1.3%
Arches Buyer, Inc.:
4.25%, 6/1/28(1)	1,901	$ 1,701,761
6.125%, 12/1/28(1)	4,809	4,158,414
Cars.com, Inc., 6.375%, 11/1/28(1)	3,521	3,440,299
Clear Channel Outdoor Holdings, Inc., 7.75%, 4/15/28(1)	4,167	3,615,695
Stagwell Global LLC, 5.625%, 8/15/29(1)	3,410	3,123,577
Urban One, Inc., 7.375%, 2/1/28(1)	542	481,006
		$ 16,520,752
Energy — 8.7%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 2/15/26(1)	3,619	$ 3,590,048
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.75%, 3/1/27(1)	3,242	3,220,498
7.875%, 5/15/26(1)	1,283	1,313,688
Callon Petroleum Co.:
7.50%, 6/15/30(1)	1,757	1,852,047
8.00%, 8/1/28(1)	3,002	3,107,089
Cheniere Energy Partners LP:
4.00%, 3/1/31	2,552	2,317,307
4.50%, 10/1/29	1,896	1,810,302
Civitas Resources, Inc.:
8.625%, 11/1/30(1)	3,563	3,802,592
8.75%, 7/1/31(1)	738	785,493
CrownRock LP/CrownRock Finance, Inc., 5.00%, 5/1/29(1)	2,637	2,606,609
CVR Energy, Inc., 5.75%, 2/15/28(1)	1,139	1,053,119
DT Midstream, Inc., 4.125%, 6/15/29(1)	2,690	2,473,960
Energy Transfer LP, 5.00%, 5/15/50	2,087	1,860,510
EQM Midstream Partners LP:
4.50%, 1/15/29(1)	2,111	1,987,757
Security	Principal Amount* (000's omitted)	Value
Energy (continued)
EQM Midstream Partners LP: (continued)
4.75%, 1/15/31(1)	2,377	$ 2,217,730
6.00%, 7/1/25(1)	410	409,416
6.50%, 7/1/27(1)	1,121	1,135,485
7.50%, 6/1/30(1)	3,031	3,253,030
Global Partners LP/GLP Finance Corp., 8.25%, 1/15/32(1)	1,554	1,595,200
Kinetik Holdings LP, 5.875%, 6/15/30(1)	5,259	5,169,808
Kodiak Gas Services LLC, 7.25%, 2/15/29(1)(10)	828	838,939
Nabors Industries Ltd., 7.50%, 1/15/28(1)	1,118	1,024,217
Neptune Energy Bondco PLC, 6.625%, 5/15/25(1)	5,066	5,032,260
Occidental Petroleum Corp., 8.50%, 7/15/27	3,859	4,219,315
Parkland Corp.:
4.50%, 10/1/29(1)	2,371	2,182,523
4.625%, 5/1/30(1)	2,389	2,203,052
Permian Resources Operating LLC:
5.875%, 7/1/29(1)	4,933	4,829,454
7.00%, 1/15/32(1)	2,551	2,635,369
7.75%, 2/15/26(1)	1,675	1,702,960
Plains All American Pipeline LP, Series B, 9.751%, (3 mo. SOFR + 4.372%)(2)(7)	4,380	4,352,748
Precision Drilling Corp.:
6.875%, 1/15/29(1)	1,307	1,286,853
7.125%, 1/15/26(1)	1,000	994,585
Southwestern Energy Co.:
4.75%, 2/1/32	3,253	3,015,599
5.375%, 2/1/29(6)	2,500	1,983,869
Sunoco LP/Sunoco Finance Corp., 4.50%, 4/30/30	2,670	2,470,335
Superior Plus LP/Superior General Partner, Inc., 4.50%, 3/15/29(1)	2,921	2,649,960
Transocean Poseidon Ltd., 6.875%, 2/1/27(1)	1,162	1,162,714
Transocean, Inc., 8.75%, 2/15/30(1)	1,275	1,322,103
Venture Global Calcasieu Pass LLC, 3.875%, 11/1/33(1)	1,117	946,926
Venture Global LNG, Inc.:
8.125%, 6/1/28(1)	2,233	2,258,330
8.375%, 6/1/31(1)	3,572	3,609,440
9.50%, 2/1/29(1)	3,383	3,594,992
9.875%, 2/1/32(1)	3,217	3,385,095
Vital Energy, Inc., 9.75%, 10/15/30	2,151	2,286,599
Weatherford International Ltd., 8.625%, 4/30/30(1)	2,338	2,391,259
Western Midstream Operating LP:
4.50%, 3/1/28	224	217,501
4.75%, 8/15/28	224	219,658
		$ 108,378,343

High Income Opportunities Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Entertainment & Film — 0.4%
Cinemark USA, Inc.:
5.25%, 7/15/28(1)	4,366	$ 4,030,909
5.875%, 3/15/26(1)	588	583,102
8.75%, 5/1/25(1)	247	249,369
		$ 4,863,380
Environmental — 1.7%
Clean Harbors, Inc.:
4.875%, 7/15/27(1)	1,029	$ 996,661
5.125%, 7/15/29(1)	1,117	1,069,597
6.375%, 2/1/31(1)	585	593,171
Covanta Holding Corp.:
4.875%, 12/1/29(1)	5,939	5,135,133
5.00%, 9/1/30	804	685,241
GFL Environmental, Inc.:
3.50%, 9/1/28(1)	5,074	4,597,621
3.75%, 8/1/25(1)	669	651,318
4.75%, 6/15/29(1)	8,593	8,075,633
		$ 21,804,375
Food & Drug Retail — 1.0%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC:
4.875%, 2/15/30(1)	3,142	$ 3,005,531
5.875%, 2/15/28(1)	1,807	1,806,623
Arko Corp., 5.125%, 11/15/29(1)	4,001	3,529,642
Ingles Markets, Inc., 4.00%, 6/15/31(1)	4,110	3,636,199
		$ 11,977,995
Food, Beverage & Tobacco — 2.3%
BellRing Brands, Inc., 7.00%, 3/15/30(1)	3,553	$ 3,640,350
Chobani LLC/Chobani Finance Corp., Inc.:
4.625%, 11/15/28(1)	1,650	1,545,686
7.625%, 7/1/29(1)	3,655	3,705,119
Darling Ingredients, Inc., 6.00%, 6/15/30(1)	3,685	3,665,220
Herbalife Nutrition Ltd./HLF Financing, Inc., 7.875%, 9/1/25(1)	2,154	2,139,923
Performance Food Group, Inc.:
4.25%, 8/1/29(1)	5,135	4,709,974
5.50%, 10/15/27(1)	1,504	1,468,151
6.875%, 5/1/25(1)	890	893,075
Pilgrim's Pride Corp., 3.50%, 3/1/32	3,553	3,000,366
U.S. Foods, Inc., 4.75%, 2/15/29(1)	3,511	3,333,914
		$ 28,101,778
Security	Principal Amount* (000's omitted)		Value
Gaming — 3.1%
Allwyn Entertainment Financing U.K. PLC, 7.875%, 4/30/29(1)		4,554	$ 4,716,806
Caesars Entertainment, Inc.:
4.625%, 10/15/29(1)		784	717,288
6.25%, 7/1/25(1)		4,206	4,222,992
6.50%, 2/15/32(1)(10)		2,354	2,381,568
7.00%, 2/15/30(1)		2,735	2,812,329
8.125%, 7/1/27(1)		2,617	2,687,321
Churchill Downs, Inc., 5.75%, 4/1/30(1)		4,102	3,971,596
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29(1)		1,303	1,193,255
International Game Technology PLC:
4.125%, 4/15/26(1)		1,237	1,198,850
5.25%, 1/15/29(1)		750	732,482
6.25%, 1/15/27(1)		1,848	1,860,078
6.50%, 2/15/25(1)		1,009	1,011,106
Jacobs Entertainment, Inc., 6.75%, 2/15/29(1)		3,759	3,569,208
Light & Wonder International, Inc., 7.00%, 5/15/28(1)		2,834	2,832,555
MGM Resorts International, 5.50%, 4/15/27		779	766,911
Raptor Acquisition Corp./Raptor Co.-Issuer LLC, 4.875%, 11/1/26(1)		3,500	3,361,877
			$ 38,036,222
Healthcare — 8.7%
AHP Health Partners, Inc., 5.75%, 7/15/29(1)		1,193	$ 1,070,324
AMN Healthcare, Inc.:
4.00%, 4/15/29(1)		2,663	2,419,269
4.625%, 10/1/27(1)		323	308,174
athenahealth Group, Inc., 6.50%, 2/15/30(1)		4,738	4,237,279
Avantor Funding, Inc., 3.875%, 7/15/28(6)	EUR	4,400	4,654,235
Bausch & Lomb Escrow Corp., 8.375%, 10/1/28(1)		2,780	2,887,920
Catalent Pharma Solutions, Inc., 3.50%, 4/1/30(1)		2,831	2,490,388
Encompass Health Corp.:
4.625%, 4/1/31		2,543	2,337,914
4.75%, 2/1/30		1,044	980,014
Endo Dac/Endo Finance LLC/Endo Finco, Inc., 5.875%, 10/15/24(1)(9)		1,153	760,707
Endo Luxembourg Finance Co. I SARL/Endo U.S., Inc., 6.125%, 4/1/29(1)(9)		2,774	1,823,945
Fortrea Holdings, Inc., 7.50%, 7/1/30(1)		3,977	4,046,876
Grifols SA, 4.75%, 10/15/28(1)		5,584	4,807,768
HealthEquity, Inc., 4.50%, 10/1/29(1)		5,380	5,029,761
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 4/30/28(1)		6,200	6,471,684
IQVIA, Inc.:
2.25%, 3/15/29(6)	EUR	1,816	1,788,699

High Income Opportunities Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Healthcare (continued)
IQVIA, Inc.: (continued)
5.00%, 5/15/27(1)	1,329	$ 1,300,074
6.50%, 5/15/30(1)	1,662	1,697,434
Jazz Securities DAC, 4.375%, 1/15/29(1)	1,910	1,763,729
Legacy LifePoint Health LLC, 4.375%, 2/15/27(1)	2,687	2,504,929
LifePoint Health, Inc.:
5.375%, 1/15/29(1)	4,397	3,480,594
9.875%, 8/15/30(1)	1,665	1,704,660
Medline Borrower LP, 5.25%, 10/1/29(1)	10,777	10,058,165
ModivCare Escrow Issuer, Inc., 5.00%, 10/1/29(1)	1,586	1,288,157
ModivCare, Inc., 5.875%, 11/15/25(1)	2,104	2,079,794
Molina Healthcare, Inc.:
3.875%, 11/15/30(1)	2,889	2,534,802
3.875%, 5/15/32(1)	2,207	1,890,521
Option Care Health, Inc., 4.375%, 10/31/29(1)	4,735	4,325,636
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25(1)	2,307	1,885,361
Perrigo Finance Unlimited Co.:
4.65%, 6/15/30	4,350	3,988,145
4.90%, 12/15/44	1,242	984,583
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26(1)	1,328	1,327,013
Team Health Holdings, Inc., 6.375%, 2/1/25(1)	3,962	3,414,828
Tenet Healthcare Corp.:
4.375%, 1/15/30	272	251,915
5.125%, 11/1/27	2,855	2,774,665
6.125%, 10/1/28	4,735	4,721,576
6.875%, 11/15/31	2,033	2,087,779
U.S. Acute Care Solutions LLC, 6.375%, 3/1/26(1)	5,799	5,072,849
Varex Imaging Corp., 7.875%, 10/15/27(1)	1,511	1,536,559
		$ 108,788,725
Homebuilders & Real Estate — 3.8%
Ashton Woods USA LLC/Ashton Woods Finance Co.:
4.625%, 8/1/29(1)	1,516	$ 1,365,954
4.625%, 4/1/30(1)	1,009	914,154
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/26(1)	1,227	1,210,012
CTR Partnership LP/CareTrust Capital Corp., 3.875%, 6/30/28(1)	3,770	3,439,333
Cushman & Wakefield U.S. Borrower LLC:
6.75%, 5/15/28(1)	1,049	1,035,321
8.875%, 9/1/31(1)	1,873	1,956,246
Dycom Industries, Inc., 4.50%, 4/15/29(1)	1,923	1,795,025
Greystar Real Estate Partners LLC, 7.75%, 9/1/30(1)	4,348	4,573,400
Security	Principal Amount* (000's omitted)	Value
Homebuilders & Real Estate (continued)
HAT Holdings I LLC/HAT Holdings II LLC:
3.375%, 6/15/26(1)	2,442	$ 2,271,693
3.75%, 9/15/30(1)	3,492	2,888,610
KB Home:
4.00%, 6/15/31	162	143,025
4.80%, 11/15/29	1,044	988,955
M/I Homes, Inc., 4.95%, 2/1/28	1,537	1,479,124
Meritage Homes Corp., 3.875%, 4/15/29(1)	2,282	2,104,027
MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer, Inc., 5.625%, 5/1/24	585	583,956
National Health Investors, Inc., 3.00%, 2/1/31	3,117	2,482,342
Outfront Media Capital LLC/Outfront Media Capital Corp.:
4.25%, 1/15/29(1)	1,850	1,651,079
4.625%, 3/15/30(1)	1,687	1,494,918
7.375%, 2/15/31(1)	4,404	4,616,823
TopBuild Corp., 4.125%, 2/15/32(1)	2,753	2,408,627
VICI Properties LP/VICI Note Co., Inc.:
3.75%, 2/15/27(1)	543	514,084
4.125%, 8/15/30(1)	1,859	1,693,196
4.625%, 12/1/29(1)	4,004	3,792,088
5.625%, 5/1/24(1)	2,505	2,502,703
		$ 47,904,695
Hotels — 0.3%
Resorts World Las Vegas LLC/RWLV Capital, Inc.:
4.625%, 4/16/29(6)	500	$ 444,625
4.625%, 4/6/31(6)	1,000	848,335
8.45%, 7/27/30(1)	1,900	1,979,544
		$ 3,272,504
Insurance — 1.4%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
6.75%, 10/15/27(1)	4,758	$ 4,649,232
7.00%, 1/15/31(1)	1,797	1,817,405
AmWINS Group, Inc., 4.875%, 6/30/29(1)	2,866	2,677,540
BroadStreet Partners, Inc., 5.875%, 4/15/29(1)	4,700	4,460,774
Jones Deslauriers Insurance Management, Inc., 10.50%, 12/15/30(1)	3,802	4,009,570
		$ 17,614,521
Leisure — 3.1%
Boyne USA, Inc., 4.75%, 5/15/29(1)	3,280	$ 3,007,100
Carnival Corp., 5.75%, 3/1/27(1)	3,536	3,486,008

High Income Opportunities Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Leisure (continued)
Life Time, Inc.:
5.75%, 1/15/26(1)	1,452	$ 1,436,512
8.00%, 4/15/26(1)	3,820	3,827,984
Lindblad Expeditions Holdings, Inc., 9.00%, 5/15/28(1)	1,430	1,487,145
Lindblad Expeditions LLC, 6.75%, 2/15/27(1)	764	757,907
NCL Corp. Ltd.:
3.625%, 12/15/24(1)	842	825,747
5.875%, 3/15/26(1)	2,292	2,236,293
5.875%, 2/15/27(1)	946	932,653
7.75%, 2/15/29(1)	1,792	1,810,914
NCL Finance Ltd., 6.125%, 3/15/28(1)	3,432	3,284,470
Royal Caribbean Cruises Ltd., 11.625%, 8/15/27(1)	3,713	4,041,140
SeaWorld Parks & Entertainment, Inc., 5.25%, 8/15/29(1)	1,753	1,634,111
Speedway Motorsports LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(1)	2,674	2,538,976
Viking Cruises Ltd.:
5.875%, 9/15/27(1)	5,004	4,828,360
6.25%, 5/15/25(1)	1,820	1,810,618
7.00%, 2/15/29(1)	753	752,413
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/29(1)	521	507,733
		$ 39,206,084
Metals & Mining — 1.9%
Eldorado Gold Corp., 6.25%, 9/1/29(1)	2,968	$ 2,833,830
First Quantum Minerals Ltd., 7.50%, 4/1/25(1)	1,695	1,676,474
Freeport-McMoRan, Inc., 5.45%, 3/15/43	2,400	2,311,281
Hudbay Minerals, Inc.:
4.50%, 4/1/26(1)	3,109	3,015,819
6.125%, 4/1/29(1)	2,069	2,045,039
New Gold, Inc., 7.50%, 7/15/27(1)	3,006	2,994,024
Novelis Corp.:
3.25%, 11/15/26(1)	1,755	1,645,030
4.75%, 1/30/30(1)	3,948	3,666,095
Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(1)	3,847	3,540,750
		$ 23,728,342
Paper — 0.1%
Enviva Partners LP/Enviva Partners Finance Corp., 6.50%, 1/15/26(1)	4,583	$ 1,716,298
		$ 1,716,298
Security	Principal Amount* (000's omitted)	Value
Publishing & Printing — 0.4%
McGraw-Hill Education, Inc.:
5.75%, 8/1/28(1)	1,405	$ 1,331,196
8.00%, 8/1/29(1)	4,116	3,820,759
		$ 5,151,955
Railroad — 0.4%
Watco Cos. LLC/Watco Finance Corp., 6.50%, 6/15/27(1)	4,400	$ 4,377,054
		$ 4,377,054
Restaurant — 1.8%
1011778 BC ULC/New Red Finance, Inc.:
3.875%, 1/15/28(1)	1,761	$ 1,658,706
4.00%, 10/15/30(1)	5,316	4,755,798
5.75%, 4/15/25(1)	581	580,347
Dave & Buster's, Inc., 7.625%, 11/1/25(1)	5,483	5,550,139
IRB Holding Corp., 7.00%, 6/15/25(1)	2,978	2,962,500
Raising Cane's Restaurants LLC, 9.375%, 5/1/29(1)	4,136	4,436,925
Yum! Brands, Inc., 3.625%, 3/15/31	3,102	2,740,215
		$ 22,684,630
Services — 6.4%
Adtalem Global Education, Inc., 5.50%, 3/1/28(1)	3,652	$ 3,450,337
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.625%, 7/15/26(1)	3,962	3,907,617
9.75%, 7/15/27(1)	2,000	1,957,722
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL:
4.625%, 6/1/28(1)	1,076	970,502
4.625%, 6/1/28(1)	1,231	1,109,020
APi Group DE, Inc., 4.75%, 10/15/29(1)	4,707	4,412,224
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(1)	5,163	4,937,274
Clarivate Science Holdings Corp., 4.875%, 7/1/29(1)	5,249	4,904,620
Gartner, Inc.:
3.625%, 6/15/29(1)	605	550,447
3.75%, 10/1/30(1)	2,100	1,880,606
4.50%, 7/1/28(1)	1,449	1,384,008
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC, 7.125%, 7/31/26(1)	5,546	5,497,334
Hertz Corp.:
4.625%, 12/1/26(1)	372	334,917
5.00%, 12/1/29(1)	2,980	2,357,558
Imola Merger Corp., 4.75%, 5/15/29(1)	4,502	4,195,388
Korn Ferry, 4.625%, 12/15/27(1)	4,099	3,923,501

High Income Opportunities Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Services (continued)
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)	2,776	$ 2,604,915
Ritchie Bros Holdings, Inc.:
6.75%, 3/15/28(1)	1,788	1,826,120
7.75%, 3/15/31(1)	1,495	1,577,330
SRS Distribution, Inc.:
6.00%, 12/1/29(1)	1,481	1,386,090
6.125%, 7/1/29(1)	2,668	2,527,263
Summer BC Bidco B LLC, 5.50%, 10/31/26(1)	3,354	3,235,285
VT Topco, Inc., 8.50%, 8/15/30(1)	5,167	5,404,088
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)	5,051	4,860,249
WESCO Distribution, Inc., 7.25%, 6/15/28(1)	1,743	1,791,684
White Cap Buyer LLC, 6.875%, 10/15/28(1)	3,243	3,177,021
White Cap Parent LLC, 8.25%, (8.25% cash or 9.00% PIK), 3/15/26(1)(11)	1,481	1,480,682
Windsor Holdings III LLC, 8.50%, 6/15/30(1)	4,082	4,207,539
		$ 79,851,341
Steel — 0.8%
Allegheny Ludlum LLC, 6.95%, 12/15/25	2,155	$ 2,197,941
ATI, Inc., 5.875%, 12/1/27	86	83,945
Big River Steel LLC/BRS Finance Corp., 6.625%, 1/31/29(1)	1,292	1,311,102
Cleveland-Cliffs, Inc., 6.75%, 3/15/26(1)	3,792	3,806,292
TMS International Corp., 6.25%, 4/15/29(1)	2,504	2,156,507
		$ 9,555,787
Super Retail — 3.3%
Asbury Automotive Group, Inc.:
4.625%, 11/15/29(1)	839	$ 773,735
4.75%, 3/1/30	743	688,134
5.00%, 2/15/32(1)	2,334	2,111,158
Bath & Body Works, Inc.:
6.75%, 7/1/36	694	684,354
6.875%, 11/1/35	2,146	2,142,464
6.95%, 3/1/33	1,621	1,596,263
9.375%, 7/1/25(1)	289	301,811
Evergreen AcqCo 1 LP/TVI, Inc., 9.75%, 4/26/28(1)	4,608	4,952,310
Group 1 Automotive, Inc., 4.00%, 8/15/28(1)	1,497	1,381,294
Ken Garff Automotive LLC, 4.875%, 9/15/28(1)	2,048	1,916,744
LCM Investments Holdings II LLC:
4.875%, 5/1/29(1)	2,840	2,562,798
8.25%, 8/1/31(1)	529	543,339
Lithia Motors, Inc.:
3.875%, 6/1/29(1)	905	813,070
Security	Principal Amount* (000's omitted)		Value
Super Retail (continued)
Lithia Motors, Inc.: (continued)
4.375%, 1/15/31(1)		3,144	$ 2,821,835
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(1)		6,882	6,331,891
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.125%, 4/1/26(1)		473	461,768
PetSmart, Inc./PetSmart Finance Corp.:
4.75%, 2/15/28(1)		2,825	2,641,399
7.75%, 2/15/29(1)		1,886	1,824,596
Sonic Automotive, Inc.:
4.625%, 11/15/29(1)		1,961	1,778,062
4.875%, 11/15/31(1)		1,634	1,419,856
William Carter Co., 5.625%, 3/15/27(1)		1,510	1,484,781
Wolverine World Wide, Inc., 4.00%, 8/15/29(1)		1,890	1,524,568
			$ 40,756,230
Technology — 4.9%
Black Knight InfoServ LLC, 3.625%, 9/1/28(1)		2,048	$ 1,940,480
Booz Allen Hamilton, Inc.:
3.875%, 9/1/28(1)		2,659	2,518,645
4.00%, 7/1/29(1)		1,006	943,336
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 6/15/29(1)		2,168	2,227,089
Ciena Corp., 4.00%, 1/31/30(1)		1,543	1,422,916
Clarios Global LP, 6.75%, 5/15/25(1)		653	653,038
Clarios Global LP/Clarios U.S. Finance Co.:
4.375%, 5/15/26(6)	EUR	2,958	3,175,162
8.50%, 5/15/27(1)		4,819	4,814,827
Cloud Software Group, Inc.:
6.50%, 3/31/29(1)		3,276	3,061,368
9.00%, 9/30/29(1)		4,217	3,994,982
Coherent Corp., 5.00%, 12/15/29(1)		2,385	2,235,508
Fair Isaac Corp., 4.00%, 6/15/28(1)		2,227	2,075,744
McAfee Corp., 7.375%, 2/15/30(1)		3,642	3,304,377
NCR Voyix Corp.:
5.125%, 4/15/29(1)		1,782	1,668,900
5.25%, 10/1/30(1)		1,566	1,442,353
ON Semiconductor Corp., 3.875%, 9/1/28(1)		3,132	2,864,731
Open Text Corp., 3.875%, 2/15/28(1)		1,596	1,483,801
Open Text Holdings, Inc., 4.125%, 2/15/30(1)		1,481	1,341,706
Presidio Holdings, Inc.:
4.875%, 2/1/27(1)		412	399,724
8.25%, 2/1/28(1)		5,081	5,044,702
Seagate HDD Cayman:
4.091%, 6/1/29		803	740,781

High Income Opportunities Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Technology (continued)
Seagate HDD Cayman: (continued)
9.625%, 12/1/32		2,132	$ 2,451,138
Sensata Technologies BV, 5.00%, 10/1/25(1)		842	838,880
Sensata Technologies, Inc., 3.75%, 2/15/31(1)		3,219	2,797,961
SS&C Technologies, Inc., 5.50%, 9/30/27(1)		961	944,277
Viavi Solutions, Inc., 3.75%, 10/1/29(1)		2,295	2,001,871
VM Consolidated, Inc., 5.50%, 4/15/29(1)		4,657	4,445,828
			$ 60,834,125
Telecommunications — 2.6%
Altice Financing SA:
5.00%, 1/15/28(1)		1,945	$ 1,749,105
5.75%, 8/15/29(1)		1,253	1,093,301
Altice France SA:
5.50%, 1/15/28(1)		1,052	822,193
8.125%, 2/1/27(1)		2,563	2,292,716
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/1/26(1)		5,756	5,629,786
Iliad Holding SASU:
6.50%, 10/15/26(1)		3,437	3,371,465
7.00%, 10/15/28(1)		1,592	1,580,550
LCPR Senior Secured Financing DAC:
5.125%, 7/15/29(1)		2,163	1,905,149
6.75%, 10/15/27(1)		425	409,707
Level 3 Financing, Inc., 4.25%, 7/1/28(1)		2,084	1,177,460
Sprint Capital Corp., 6.875%, 11/15/28		1,985	2,145,886
Sprint LLC, 7.625%, 2/15/25		1,145	1,165,408
Viasat, Inc., 5.625%, 4/15/27(1)		888	834,649
Virgin Media Finance PLC, 5.00%, 7/15/30(1)		2,529	2,260,369
Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/28(6)	GBP	1,106	1,283,687
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28(1)		2,420	2,280,047
Ziggo BV, 4.875%, 1/15/30(1)		2,756	2,467,127
			$ 32,468,605
Transport Excluding Air & Rail — 0.3%
Seaspan Corp., 5.50%, 8/1/29(1)		4,486	$ 3,822,521
			$ 3,822,521
Utility — 3.5%
Calpine Corp.:
4.50%, 2/15/28(1)		1,810	$ 1,722,644
4.625%, 2/1/29(1)		2,060	1,906,361
5.00%, 2/1/31(1)		420	381,408
Security	Principal Amount* (000's omitted)	Value
Utility (continued)
Calpine Corp.: (continued)
5.125%, 3/15/28(1)	4,304	$ 4,110,841
Ferrellgas LP/Ferrellgas Finance Corp., 5.875%, 4/1/29(1)	5,178	5,078,510
FirstEnergy Corp.:
2.65%, 3/1/30	750	652,331
Series B, 4.15%, 7/15/27	2,275	2,186,390
Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29(1)	2,400	2,170,114
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(1)	1,628	1,530,258
NRG Energy, Inc.:
3.875%, 2/15/32(1)	3,164	2,716,167
5.25%, 6/15/29(1)	3,247	3,116,276
10.25% to 3/15/28(1)(7)(8)	2,762	2,913,300
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	2,196	2,048,618
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 6/1/31(1)	2,345	2,109,668
TerraForm Power Operating LLC, 5.00%, 1/31/28(1)	3,331	3,213,349
TransAlta Corp., 7.75%, 11/15/29	3,684	3,876,194
Vistra Operations Co. LLC:
4.375%, 5/1/29(1)	2,094	1,924,508
5.00%, 7/31/27(1)	2,344	2,272,961
		$ 43,929,898
Total Corporate Bonds (identified cost $1,105,606,765)		$1,075,496,475

Exchange-Traded Funds — 0.5%
Security	Shares	Value
Fixed Income Funds — 0.5%
iShares Broad USD High Yield Corporate Bond ETF	171,504	$ 6,258,181
Total Exchange-Traded Funds (identified cost $6,119,103)		$ 6,258,181

High Income Opportunities Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Preferred Stocks — 0.3%
Security	Shares	Value
Services — 0.3%
WESCO International, Inc., Series A, 10.625% to 6/22/25(8)	147,488	$ 3,954,153
Total Preferred Stocks (identified cost $4,129,729)		$ 3,954,153

Senior Floating-Rate Loans — 4.8%(12)
Borrower/Description	Principal Amount (000's omitted)	Value
Aerospace — 0.1%
TransDigm, Inc., Term Loan, 8.598%, (SOFR + 3.25%), 8/24/28	$1,691	$ 1,694,610
		$ 1,694,610
Air Transportation — 0.5%
Air Canada, Term Loan, 9.139%, (SOFR + 3.50%), 8/11/28	$2,662	$ 2,668,560
Mileage Plus Holdings LLC, Term Loan, 10.77%, (SOFR + 5.25%), 6/21/27	3,040	3,137,191
		$ 5,805,751
Broadcasting — 0.2%
ABG Intermediate Holdings 2 LLC, Term Loan, 8.933%, (SOFR + 3.50%), 12/21/28	$2,269	$ 2,278,472
		$ 2,278,472
Capital Goods — 0.3%
DexKo Global, Inc., Term Loan, 9.598%, (SOFR + 4.25%), 10/4/28	$1,501	$ 1,501,563
EMRLD Borrower LP, Term Loan, 8.313%, (SOFR + 3.00%), 5/31/30	2,527	2,530,763
		$ 4,032,326
Diversified Financial Services — 0.2%
Peninsula Pacific Entertainment LLC, Term Loan, 13.00%, 12/24/29(4)(13)	$2,428	$ 2,427,543
		$ 2,427,543
Gaming — 0.3%
Spectacle Gary Holdings LLC, Term Loan, 9.748%, (SOFR + 4.25%), 12/11/28	$4,126	$ 4,051,386
		$ 4,051,386
Borrower/Description	Principal Amount (000's omitted)	Value
Healthcare — 1.2%
athenahealth Group, Inc., Term Loan, 8.583%, (SOFR + 3.25%), 2/15/29	$1,768	$ 1,746,550
Bausch & Lomb Corp., Term Loan, 8.683%, (SOFR + 3.25%), 5/10/27	2,212	2,164,902
Jazz Financing Lux SARL, Term Loan, 8.447%, (SOFR + 3.00%), 5/5/28	2,592	2,593,304
Pluto Acquisition I, Inc., Term Loan, 9.65%, (SOFR + 4.00%), 6/22/26	4,167	3,396,120
Verscend Holding Corp., Term Loan, 9.447%, (SOFR + 4.00%), 8/27/25	5,095	5,105,323
		$ 15,006,199
Leisure — 0.2%
Peloton Interactive, Inc., Term Loan, 12.477%, (SOFR + 7.00%), 5/25/27	$2,056	$ 2,079,679
		$ 2,079,679
Restaurant — 0.5%
IRB Holding Corp., Term Loan, 8.083%, (SOFR + 2.75%), 12/15/27	$6,946	$ 6,932,667
		$ 6,932,667
Services — 0.6%
AlixPartners LLP, Term Loan, 8.197%, (SOFR + 2.75%), 2/4/28	$7,117	$ 7,123,405
		$ 7,123,405
Super Retail — 0.4%
Mavis Tire Express Services Corp., Term Loan, 9.083%, (SOFR + 3.75%), 5/4/28	$2,359	$ 2,358,903
PetSmart, Inc., Term Loan, 9.183%, (SOFR + 3.75%), 2/11/28	2,317	2,309,168
		$ 4,668,071
Technology — 0.3%
Clarios Global LP, Term Loan, 8.333%, (SOFR + 3.00%), 5/6/30	$1,416	$ 1,418,212
Riverbed Technology, Inc., Term Loan, 9.85%, (SOFR + 4.50%), 7.85% cash, 2.00% PIK, 7/1/28	503	345,142
Travelport Finance (Luxembourg) SARL, Term Loan, 13.61%, (SOFR + 7.00%), 9/30/28	2,436	2,333,864
		$ 4,097,218
Total Senior Floating-Rate Loans (identified cost $60,586,926)		$ 60,197,327

High Income Opportunities Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Miscellaneous — 0.4%
Security	Principal Amount/ Shares	Value
Cable & Satellite TV — 0.0%
ACC Claims Holdings LLC(4)	8,415,190	$ 0
		$ 0
Diversified Media — 0.0%
National CineMedia, Inc., Escrow Certificates(3)(4)	$1,660,000	$ 0
		$ 0
Gaming — 0.4%
PGP Investors, LLC, Membership Interests(3)(4)(5)	15,849	$ 4,616,453
		$ 4,616,453
Services — 0.0%(14)
Hertz Corp., Escrow Certificates(1)(3)	$502,000	$ 47,690
		$ 47,690
Total Miscellaneous (identified cost $0)		$ 4,664,143

Short-Term Investments — 3.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.21%(15)	48,799,024	$ 48,799,024
Total Short-Term Investments (identified cost $48,799,024)		$ 48,799,024
Total Investments — 99.1% (identified cost $1,262,422,409)		$1,236,393,538
Other Assets, Less Liabilities — 0.9%		$ 11,635,396
Net Assets — 100.0%		$1,248,028,934
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2024, the aggregate value of these securities is $945,374,094 or 75.7% of the Portfolio's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2024.
(3)	Non-income producing security.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(5)	Restricted security.
(6)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2024, the aggregate value of these securities is $28,348,557 or 2.3% of the Portfolio's net assets.
(7)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(8)	Security converts to variable rate after the indicated fixed-rate coupon period.
(9)	Issuer is in default with respect to interest and/or principal payments.
(10)	When-issued security.
(11)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(12)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) (or the London Interbank Offered Rate (“LIBOR”) for those loans whose rates reset prior to the discontinuance of LIBOR on June 30, 2023) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(13)	Fixed-rate loan.
(14)	Amount is less than 0.05%.
(15)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2024.

High Income Opportunities Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	7,870,067	EUR	7,256,220	Goldman Sachs International	4/30/24	$ —	$(1,211)
USD	7,999,030	EUR	7,376,552	Goldman Sachs International	4/30/24	—	(2,780)
USD	8,394,702	EUR	7,740,130	HSBC Bank USA, N.A.	4/30/24	—	(1,504)
USD	1,291,638	GBP	1,018,534	HSBC Bank USA, N.A.	4/30/24	50	—
						$50	$(5,495)
Abbreviations:
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

At January 31, 2024, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.
Restricted Securities
At January 31, 2024, the Portfolio owned the following securities (representing 0.5% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees’ valuation designee.
Description	Date(s) of Acquisition	Shares	Cost	Value
Common Stocks
Ascent CNR Corp., Class A	4/25/16, 11/16/16	6,273,462	$ 0	$1,380,162
iFIT Health and Fitness, Inc.	10/6/22	514,080	1,799,280	0
New Cotai Participation Corp., Class B	4/12/13	7	216,125	0
Total Common Stocks			$2,015,405	$1,380,162
Miscellaneous
PGP Investors, LLC, Membership Interests	2/18/15, 4/23/18, 12/17/21	15,849	$ 0	$4,616,453
Total Miscellaneous			$0	$4,616,453
Total Restricted Securities			$2,015,405	$5,996,615

High Income Opportunities Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Affiliated Investments
At January 31, 2024, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $48,799,024, which represents 3.9% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended January 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$37,843,239	$156,727,389	$(145,771,604)	$ —	$ —	$48,799,024	$586,651	48,799,024
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2024, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 20,014,632	$ —	$ 20,014,632
Common Stocks	6,671,593	—	1,380,162	8,051,755
Convertible Bonds	—	8,957,848	—	8,957,848
Corporate Bonds	—	1,075,496,475	—	1,075,496,475
Exchange-Traded Funds	6,258,181	—	—	6,258,181
Preferred Stocks	3,954,153	—	—	3,954,153
Senior Floating-Rate Loans	—	57,769,784	2,427,543	60,197,327
Miscellaneous	—	47,690	4,616,453	4,664,143
Short-Term Investments	48,799,024	—	—	48,799,024
Total Investments	$65,682,951	$1,162,286,429	$8,424,158	$1,236,393,538
Forward Foreign Currency Exchange Contracts	$ —	$ 50	$ —	$ 50
Total	$65,682,951	$1,162,286,479	$8,424,158	$1,236,393,588
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (5,495)	$ —	$ (5,495)
Total	$ —	$ (5,495)	$ —	$ (5,495)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

High Income Opportunities Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2024 is not presented.
For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.